Net earnings per share (Tables)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	Year Ended March 31,
	2015	2016	2017

Income available to common stockholders ($ in thousands)	$1,110	$2,871	$2,795

Basic weighted average common shares outstanding	5,246,903	5,173,431	5,143,648

Basic net earnings per share	$0.21	$0.55	$0.54

Basic weighted average common shares outstanding	5,246,903	5,173,431	5,143,648
Effect of dilutive securities – Options	-	-	172,745

Diluted weighted average common and potential common shares outstanding	5,246,903	5,173,431	5,316,393

Diluted net earnings income per share	$0.21	$0.55	$0.53